Document and Entity Information	Jun. 13, 2022
Cover [Abstract]
Entity Address, State or Province	MA
Amendment Flag	false
Entity Central Index Key	0001178670
Document Type	8-K
Document Period End Date	Jun. 13, 2022
Entity Registrant Name	Alnylam Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36407
Entity Tax Identification Number	77-0602661
Entity Address, Address Line One	675 West Kendall Street,
Entity Address, Address Line Two	Henri A. Termeer Square
Entity Address, City or Town	Cambridge
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	551-8200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	ALNY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false